Senior Debentures and Innovative Capital Instruments - Senior Debentures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SLF Inc. Series D Senior Debentures Issued June 30, 2009
Disclosure of detailed information about borrowings [line items]
Interest rate	5.70%
Borrowings outstanding	$ 0	$ 300
SLF Inc. Series E Senior Debentures Issued August 23, 2011
Disclosure of detailed information about borrowings [line items]
Interest rate	4.57%
Borrowings outstanding	$ 300	299
Sun Life Assurance Series B Senior Debentures Issued June 25, 2002
Disclosure of detailed information about borrowings [line items]
Interest rate	7.09%
Borrowings outstanding	$ 200	200
Sun Life Assurance Series C Senior Debentures Issued November 20, 2009
Disclosure of detailed information about borrowings [line items]
Interest rate	6.06%
Borrowings outstanding	$ 0	500
Senior Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	500	1,299
Fair value of borrowings outstanding	585	1,390
Interest expense on debt instruments issued	$ 67	$ 76
Government of Canada Bond Yield | SLF Inc. Series D Senior Debentures Issued June 30, 2009
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.575%
Government of Canada Bond Yield | SLF Inc. Series E Senior Debentures Issued August 23, 2011
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.53%
Government of Canada Bond Yield | Sun Life Assurance Series B Senior Debentures Issued June 25, 2002
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.32%
Five-year Government of Canada Bond Yield | Sun Life Assurance Series C Senior Debentures Issued November 20, 2009
Disclosure of detailed information about borrowings [line items]
Borrowings adjusted to interest rate basis, reset term	5 years